FINANCING RECEIVABLES - aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing receivable	¥ 136,700	¥ 168,022
Current
Financing receivable	15,264	35,773
1-90 days past due
Financing receivable	9,271	5,032
91 to 270 days past due
Financing receivable	26,167	10,080
271 to 360 days past due
Financing receivable	4,782	8,123
over 360 days past due
Financing receivable	¥ 81,216	¥ 109,014